Consolidated Statements of Financial Position - USD ($) $ in Thousands	Nov. 30, 2020	Jun. 30, 2020	Nov. 30, 2019
Current assets
Cash	$ 12,737		$ 28,661
Bonds and money market funds	8,031		11,964
Trade and other receivables	12,430		10,116
Tax credits and grants receivable	755		0
Inventories	25,145		20,929
Prepaid expenses and deposits	5,189		3,874
Derivative financial assets	520		637
Total current assets	64,807		76,181
Non–current assets
Bonds and money market funds			619
Property and equipment	865		1,071
Right-of-use-assets	2,618		0
Intangible assets	24,529		27,480
Other asset	7,323		12,204
Total non–current assets	35,335		41,374
Total assets	100,142		117,555
Current liabilities
Accounts payable and accrued liabilities	34,815		31,173
Provisions	1,947		2,484
Current portion of long-term obligations	4,666		3,417
Current portion of lease liabilities	425
Income taxes payable	16
Deferred revenue	50		70
Total current liabilities	41,919		37,144
Non–current liabilities
Long-term obligations			4,570
Convertible unsecured senior notes	52,403		50,741
Lease liabilities	2,555
Other liabilities	41		266
Total non–current liabilities	54,999		55,577
Total liabilities	96,918		92,721
Equity
Share capital	287,312		287,035
Equity component of convertible unsecured senior notes	4,457		4,457
Contributed surplus	12,065		10,783
Deficit	(300,129)		(277,462)
Accumulated other comprehensive income (loss)	(481)		21
Total equity	3,224		24,834
Commitments
Total liabilities and equity	$ 100,142		$ 117,555